UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE INTERNATIONAL VALUE FUND

FORM N-Q

JANUARY 31, 2019

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited)	January 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 95.7%
COMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 1.4%
KT Corp.	89,408	$2,295,208	(a)
Telecom Italia SpA	6,006,060	3,334,740	*(a)

Total Diversified Telecommunication Services		5,629,948

Interactive Media & Services - 0.5%
Baidu Inc., ADR	11,400	1,967,982	*

Wireless Telecommunication Services - 1.3%
Vodafone Group PLC	2,744,410	4,998,961	(a)

TOTAL COMMUNICATION SERVICES		12,596,891

CONSUMER DISCRETIONARY - 9.3%
Automobiles - 4.3%
Bayerische Motoren Werke AG	99,670	8,380,401	(a)
Honda Motor Co., Ltd.	282,438	8,429,324	(a)

Total Automobiles		16,809,725

Household Durables - 1.1%
Sony Corp.	85,145	4,282,559	(a)

Textiles, Apparel & Luxury Goods - 3.9%
ANTA Sports Products Ltd.	1,334,859	6,988,648	(a)
Capri Holdings Ltd.	91,050	3,867,804	*
PRADA SpA	1,290,740	4,265,569	(a)

Total Textiles, Apparel & Luxury Goods		15,122,021

TOTAL CONSUMER DISCRETIONARY		36,214,305

CONSUMER STAPLES - 5.1%
Beverages - 1.3%
Diageo PLC	136,040	5,187,389	(a)

Food Products - 2.3%
Danone SA	46,573	3,387,278	(a)
Thai Union Group PCL, Class F Shares	9,286,380	5,570,193	(a)

Total Food Products		8,957,471

Tobacco - 1.5%
Imperial Brands PLC	177,120	5,868,892	(a)

TOTAL CONSUMER STAPLES		20,013,752

ENERGY - 7.6%
Energy Equipment & Services - 1.2%
Saipem SpA	1,003,680	4,773,269	*(a)

Oil, Gas & Consumable Fuels - 6.4%
BP PLC	1,240,267	8,452,480	(a)
Encana Corp.	662,180	4,545,731

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - (continued)
Royal Dutch Shell PLC, Class A Shares	197,150	$6,104,045	(a)
Total SA	109,643	6,016,415	(a)

Total Oil, Gas & Consumable Fuels		25,118,671

TOTAL ENERGY		29,891,940

FINANCIALS - 26.7%
Banks - 17.7%
Banco Santander SA	1,970,416	9,331,927	(a)
Bangkok Bank PCL, Registered Shares	623,070	4,415,972	(a)
Barclays PLC	2,166,704	4,500,595	(a)
BAWAG Group AG	66,450	2,812,604	(a)(b)
BNP Paribas SA	205,164	9,641,764	(a)
China Construction Bank Corp., Class H Shares	9,080,842	8,201,434	(a)
Royal Bank of Scotland Group PLC	2,437,940	7,711,743	(a)
Shinhan Financial Group Co., Ltd.	86,418	3,345,511	(a)
Standard Chartered PLC	858,363	6,921,513	(a)
Sumitomo Mitsui Financial Group Inc.	92,529	3,440,354	(a)
Turkiye Garanti Bankasi AS	1,360,780	2,390,465	(a)
UniCredit SpA	576,213	6,659,827	(a)

Total Banks		69,373,709

Capital Markets - 5.0%
Credit Suisse Group AG, Registered Shares	531,326	6,439,687	(a)
Daiwa Securities Group Inc.	709,802	3,543,629	(a)
Korea Investment Holdings Co., Ltd.	65,791	3,807,443	*(a)
UBS Group AG, Registered Shares	436,986	5,663,915	(a)

Total Capital Markets		19,454,674

Diversified Financial Services - 1.7%
Far East Horizon Ltd.	4,241,570	4,410,987	(a)
Standard Life Aberdeen PLC	644,565	2,130,020	(a)

Total Diversified Financial Services		6,541,007

Insurance - 2.3%
Aviva PLC	573,928	3,120,674	(a)
AXA SA	254,390	5,903,193	(a)

Total Insurance		9,023,867

TOTAL FINANCIALS		104,393,257

HEALTH CARE - 11.0%
Pharmaceuticals - 11.0%
Allergan PLC	45,470	6,546,771
Bayer AG, Registered Shares	121,200	9,182,362	(a)
Mylan NV	107,060	3,206,447	*
Novartis AG, Registered Shares	104,810	9,147,167	(a)

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Roche Holding AG	33,800	$8,978,056	(a)
Teva Pharmaceutical Industries Ltd., ADR	301,570	5,986,164	*

TOTAL HEALTH CARE		43,046,967

INDUSTRIALS - 12.6%
Airlines - 0.5%
Cathay Pacific Airways Ltd.	1,359,920	2,087,520	(a)

Commercial Services & Supplies - 1.1%
G4S PLC	1,737,062	4,459,080	(a)

Construction & Engineering - 1.4%
Bouygues SA	84,765	3,003,239	(a)
China Machinery Engineering Corp., Class H Shares	5,041,590	2,481,445	(a)

Total Construction & Engineering		5,484,684

Electrical Equipment - 2.2%
Schneider Electric SE	59,750	4,256,855	(a)
Sensata Technologies Holding PLC	91,950	4,367,625	*

Total Electrical Equipment		8,624,480

Machinery - 3.6%
CIMC Enric Holdings Ltd.	4,910,760	4,322,756	(a)
CNH Industrial NV	189,010	1,873,089
KION Group AG	51,650	2,981,129	(a)
Tadano Ltd.	203,071	2,304,412	(a)
Takeuchi Manufacturing Co., Ltd.	141,295	2,558,725	(a)

Total Machinery		14,040,111

Marine - 1.6%
A.P. Moller-Maersk A/S, Class B Shares	4,765	6,342,514	(a)

Professional Services - 1.2%
Adecco Group AG, Registered Shares	92,692	4,642,094	(a)

Road & Rail - 1.0%
Europcar Mobility Group	432,210	3,807,999	(a)(b)

TOTAL INDUSTRIALS		49,488,482

INFORMATION TECHNOLOGY - 6.0%
Electronic Equipment, Instruments & Components - 2.3%
Hitachi Ltd.	282,242	8,858,678	(a)

IT Services - 3.0%
Cielo SA	715,088	2,341,015
Infosys Ltd., ADR	563,330	6,083,964
TravelSky Technology Ltd., Class H Shares	1,187,787	3,217,617	(a)

Total IT Services		11,642,596

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

SECURITY		SHARES	VALUE
Semiconductors & Semiconductor Equipment - 0.7%
Ambarella Inc.		75,930	$2,885,340	*

TOTAL INFORMATION TECHNOLOGY			23,386,614

MATERIALS - 14.2%
Chemicals - 5.2%
Akzo Nobel NV		42,411	3,665,758	(a)
BASF SE		65,510	4,786,145	(a)
Incitec Pivot Ltd.		2,160,790	5,208,704	(a)
Nutrien Ltd.		130,660	6,768,923

Total Chemicals			20,429,530

Construction Materials - 1.6%
Cemex SAB de CV, Participation Certificates, ADR		463,764	2,522,876	*
Wienerberger AG		160,782	3,609,083	(a)

Total Construction Materials			6,131,959

Containers & Packaging - 1.1%
Greatview Aseptic Packaging Co., Ltd.		6,742,860	4,292,759	(a)

Metals & Mining - 5.0%
Newcrest Mining Ltd.		234,340	4,174,410	(a)
Novagold Resources Inc.		679,320	2,647,071	*
POSCO		14,664	3,570,461	(a)
Rio Tinto Ltd.		69,610	4,414,003	(a)
thyssenkrupp AG		283,609	5,021,643	(a)

Total Metals & Mining			19,827,588

Paper & Forest Products - 1.3%
Duratex SA		1,478,034	4,960,281

TOTAL MATERIALS			55,642,117

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $391,714,226)			374,674,325

	RATE
SHORT-TERM INVESTMENTS - 4.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $15,611,074)	2.234%	15,611,074	15,611,074

TOTAL INVESTMENTS - 99.7% (Cost - $407,325,300)			390,285,399
Other Assets in Excess of Liabilities - 0.3%			1,082,353

TOTAL NET ASSETS - 100.0%			$391,367,752

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

See Notes to Schedule of Investments.

CLEARBRIDGE INTERNATIONAL VALUE FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2019

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge International Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$1,967,982	$10,628,909	—	$12,596,891
Consumer Discretionary	3,867,804	32,346,501	—	36,214,305
Energy	4,545,731	25,346,209	—	29,891,940
Health Care	15,739,382	27,307,585	—	43,046,967
Industrials	6,240,714	43,247,768	—	49,488,482
Information Technology	11,310,319	12,076,295	—	23,386,614
Materials	16,899,151	38,742,966	—	55,642,117
Other Common Stocks	—	124,407,009	—	124,407,009

Total Long-Term Investments	60,571,083	314,103,242	—	374,674,325

Short-Term Investments†	15,611,074	—	—	15,611,074

Total Investments	$76,182,157	$314,103,242	—	$390,285,399

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2019, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2019, securities valued at $308,533,049 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

At January 31, 2019, securities valued at $5,570,193 were classified as Level 2 within the fair value hierarchy due to the unavailability of a quoted price in an active market for an identical investment.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 14, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 14, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 14, 2019